ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of accounts payable and other

at December 31	2014	2013
(millions of Canadian dollars)

Trade payables	1,624	866
Fair value of derivative contracts (Note 23)	749	357
Dividends payable	345	328
Deferred Income Tax Liabilities (Note 16)	4	26
Regulatory Liabilities (Note 9)	30	7
Liabilities related to assets held for sale (Note 6)	—	5
Other	143	552
	2,895	2,141